Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income tax expense (recovery)

($ millions)	2024	2023
Current:
Current year	2 581	1 782
Adjustments in respect of current income tax of prior years	(116)	(48)
Deferred:
Origination and reversal of temporary differences	(477)	542
Adjustments in respect of deferred income tax of prior years	128	96
Changes in tax rates and legislation	26	(60)
Movement in unrecognized deferred income tax assets	29	(18)
Total income tax expense	2 171	2 294

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2024	2023
Earnings before income tax	8 187	10 589
Canadian statutory tax rate	23.85%	23.99%
Statutory tax	1 953	2 540
Add (deduct) the tax effect of:
Non-taxable component of capital (gains) losses	116	(10)
Share-based compensation and other permanent items	29	14
Assessments and adjustments	(123)	63
Impact of income tax rates and legislative changes	27	(74)
Non-taxable component of acquisitions and dispositions(1)	-	(461)
Foreign tax rate differential	146	234
Movement in unrecognized deferred income tax assets	29	(18)
Other	(6)	6
Total income tax expense	2 171	2 294
Effective tax rate	26.5%	21.7%
(1)	The year ended December 31, 2023 includes a non-taxable gain on the U.K. disposition and a bargain purchase gain on the TotalEnergies Canada acquisition (note 16).

Schedule of deferred income tax balances

The significant components of the company’s deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)

			December 31	December 31
($ millions)	2024	2023	2024	2023
Property, plant and equipment	(53)	(423)	11 043	10 996
Decommissioning and restoration provision	(23)	(25)	(2 766)	(2 644)
Employee retirement benefit plans	(72)	(23)	(163)	(278)
Tax loss carry-forwards(1)	(104)	867	(114)	(11)
Other	(42)	164	(183)	(147)
Net deferred income tax (recovery) / expense and liability	(294)	560	7 817	7 916
(1)	In the year ended December 31, 2023, the company used tax losses arising from the acquisition of TotalEnergies Canada (note 16).

Summary of changes in deferred income tax balances

($ millions)	2024	2023
Net deferred income tax liability, beginning of year	7 916	8 364
Recognized in deferred income tax (recovery) / expense	(294)	560
Recognized in other comprehensive income	186	42
Foreign exchange, acquisition, disposition and other	9	(1 050)
Net deferred income tax liability, end of year	7 817	7 916

Schedule of deferred tax in shareholders' equity

($ millions)	2024	2023
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	186	42
Total income tax expense reported in equity	186	42